FEDERAL INCOME TAX (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
FEDERAL INCOME TAX
Federal tax statutory rate	21.00%	21.00%
Temporary differences	5.00%	0.00%
Permanent differences	6.00%	1.00%
Valuation Allowance	(20.00%)	(22.00%)
Effective income tax rate	0.00%	0.00%